Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investments
Non-current assets	€ 90,269	€ 79,888
Total assets	152,130	137,765
Non-current liabilities	48,075	49,970
Total liabilities	96,900	93,246
Net equity	55,230	44,519	€ 37,493	€ 47,900
Book value of the investment	12,092	5,887	6,749
Revenues and other income	133,687	77,771	44,947
Other operating income (expense)	(1,736)	903	(766)
Operating profit (loss)	17,510	12,341	(3,275)
Finance income (expense)	(925)	(788)	(1,045)
Income (expense) from investments	5,464	(868)	(1,658)
Profit (loss) before income taxes	22,049	10,685	(5,978)
Income taxes	(8,088)	(4,845)	(2,650)
Profit (loss)	13,961	5,840	(8,628)
Other comprehensive income (loss)	1,757	2,051	(2,780)
Total other comprehensive income (loss)	15,718	7,891	(11,408)
Profit (loss) attributable to Eni	13,887	5,821	€ (8,635)
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Current assets	3,730	3,070
- of which cash and cash equivalent	150	153
Non-current assets	17,896	16,936
Total assets	21,626	20,006
Current liabilities	2,681	3,042
Non-current liabilities	6,458	6,208
- non-current financial liabilities	5,366	5,164
Total liabilities	9,139	9,250
Net equity	€ 12,487	€ 10,756
Eni's % of the investment	20.00%	20.00%
Book value of the investment	€ 2,497	€ 2,151
Revenues and other income	36,240	21,758
Operating expense	(32,916)	(20,429)
Other operating income (expense)	(702)
Depreciation, amortization and impairments	(741)	(3,054)
Operating profit (loss)	1,881	(1,725)
Finance income (expense)	(83)	(85)
Profit (loss) before income taxes	1,798	(1,810)
Profit (loss)	1,798	(1,810)
Other comprehensive income (loss)	646	892
Total other comprehensive income (loss)	2,444	(918)
Profit (loss) attributable to Eni	360	(362)
Dividends received from the associate	142
Var Energi ASA
Disclosure of detailed information about investments
Current assets	1,612
- of which cash and cash equivalent	417
Non-current assets	15,821
Total assets	17,433
Current liabilities	3,044
- current financial liabilities	561
Non-current liabilities	13,179
- non-current financial liabilities	2,404
Total liabilities	16,223
Net equity	€ 1,210
Eni's % of the investment	63.08%
Book value of the investment	€ 763
Revenues and other income	9,520
Operating expense	(1,280)
Depreciation, amortization and impairments	(1,881)
Operating profit (loss)	6,359
Finance income (expense)	(495)
Profit (loss) before income taxes	5,864
Income taxes	(4,768)
Profit (loss)	1,096
Other comprehensive income (loss)	(144)
Total other comprehensive income (loss)	952
Profit (loss) attributable to Eni	691
Dividends received from the associate	469
Angola LNG Ltd
Disclosure of detailed information about investments
Current assets		1,234
- of which cash and cash equivalent		808
Non-current assets		9,736
Total assets		10,970
Current liabilities		1,061
- current financial liabilities		122
Non-current liabilities		1,935
- non-current financial liabilities		696
Total liabilities		2,996
Net equity		€ 7,974
Eni's % of the investment		13.60%
Book value of the investment		€ 1,084
Revenues and other income		2,739
Operating expense		(2,316)
Depreciation, amortization and impairments		307
Operating profit (loss)		730
Finance income (expense)		(61)
Profit (loss) before income taxes		669
Profit (loss)		669
Other comprehensive income (loss)		623
Total other comprehensive income (loss)		1,292
Profit (loss) attributable to Eni		90
Coral FLNG SA
Disclosure of detailed information about investments
Current assets	578	88
- of which cash and cash equivalent	25	8
Non-current assets	7,386	6,320
Total assets	7,964	6,408
Current liabilities	695	391
- current financial liabilities	1	1
Non-current liabilities	5,949	5,392
- non-current financial liabilities	5,926	5,384
Total liabilities	6,644	5,783
Net equity	€ 1,320	€ 625
Eni's % of the investment	25.00%	25.00%
Book value of the investment	€ 330	€ 156
Revenues and other income	59
Operating expense	(49)
Depreciation, amortization and impairments	(4)
Operating profit (loss)	6
Finance income (expense)	553
Profit (loss) before income taxes	559
Income taxes	1
Profit (loss)	560
Other comprehensive income (loss)	29	46
Total other comprehensive income (loss)	589	46
Profit (loss) attributable to Eni	€ 140
Qatar Liquefied Gas Company Limited (9)
Disclosure of detailed information about investments
Eni's % of the investment	25.00%
Other comprehensive income (loss)	€ (16)
Total other comprehensive income (loss)	€ (16)
Novamont SpA
Disclosure of detailed information about investments
Eni's % of the investment	35.00%
Profit (loss)	€ (152)
Other comprehensive income (loss)	(107)
Total other comprehensive income (loss)	€ (259)
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Eni's % of the investment	20.00%
Profit (loss)	€ 849
Other comprehensive income (loss)	5
Total other comprehensive income (loss)	854
Other associates
Disclosure of detailed information about investments
Current assets	4,828	2,855
- of which cash and cash equivalent	284	419
Non-current assets	8,830	4,842
Total assets	13,658	7,697
Current liabilities	4,220	2,577
- current financial liabilities	411	139
Non-current liabilities	4,220	3,857
- non-current financial liabilities	4,056	3,632
Total liabilities	8,440	6,434
Net equity	5,218	1,263
Book value of the investment	1,381	393
Revenues and other income	37,846	20,098
Operating expense	(36,754)	(19,785)
Other operating income (expense)	(10)	(117)
Depreciation, amortization and impairments	(247)	(40)
Operating profit (loss)	835	156
Finance income (expense)	(14)	(5)
Income (expense) from investments	3	52
Profit (loss) before income taxes	824	203
Income taxes	(26)	(16)
Profit (loss)	798	187
Other comprehensive income (loss)	(81)	74
Total other comprehensive income (loss)	717	261
Profit (loss) attributable to Eni	411	52
Dividends received from the associate	€ 97	€ 16